Employee benefits - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 24, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Other long term benefits, years of service, threshold two	15 years	15 years
Other long term benefits, years of service, threshold three	20 years	20 years
Other long term benefits, years of service, threshold one	10 years	10 years
Defined benefit obligation, at present value		€ 1,923	€ 2,730	€ 2,441
Increase (decrease) in employee benefit obligation per 25 basis point changes in discount rate		3
Post-employment benefit expense, defined contribution plans		1,286	1,251	1,283
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value		€ 258	€ 361	€ 377
Length of service awards
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates		3.10%
Actuarial assumption of expected rates of salary increases		2.50%
Rate of contributions		52.07%
Rate of wages costs		21.86%
Annual mobility rate		5.60%
Length of service awards | Executives
Disclosure of defined benefit plans [line items]
Actuarial assumption of retirement age		64 years
Length of service awards | Non-executives
Disclosure of defined benefit plans [line items]
Actuarial assumption of retirement age		62 years
Length of service awards | Executives, born after 1968
Disclosure of defined benefit plans [line items]
Actuarial assumption of retirement age		65 years
Length of service awards | Non-executives, born after 1968
Disclosure of defined benefit plans [line items]
Actuarial assumption of retirement age		64 years